Staff costs (Table)	12 Months Ended
Dec. 31, 2020
31. Staff costs
Staff costs
	2020	2019	2018
	£m	£m	£m
Incentive awards granted:
Current year bonus	1,090	1,058	1,131
Deferred bonus	490	432	518
Total incentive awards granted	1,580	1,490	1,649

Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(335)	(293)	(359)
Add: current year charges for deferred bonuses from previous years	293	308	299
Other differences between incentive awards granted and income statement charge	(34)	(48)	(33)
Income statement charge for performance costs	1,504	1,457	1,556

Other income statement charges:
Salaries	4,322	4,332	4,200
Social security costs	613	573	558
Post-retirement benefits[a]	519	501	619
Other compensation costs	479	480	413
Total compensation costs[b]	7,437	7,343	7,346

Other resourcing costs:
Outsourcing	342	433	594
Redundancy and restructuring	102	132	133
Temporary staff costs	102	256	386
Other	114	151	170
Total other resourcing costs	660	972	1,283

Total staff costs	8,097	8,315	8,629

Notes

a Post-retirement benefits charge includes £279m (2019: £270m; 2018: £236m) in respect of defined contribution schemes and £240m (2019: £231m; 2018: £383m) in respect of defined benefit schemes.

b £451m (2019: £439m; 2018: £296m) of Group compensation was capitalised as internally generated software.